UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

July 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 29.7%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	24,274	$33,059,868

Total Albania			$33,059,868

Angola — 0.1%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	5,740	$6,148,975

Total Angola			$6,148,975

Australia — 2.4%
Australia Government Bond, 1.25%, 2/21/22(1)(2)	AUD	25,282	$23,234,418
Australia Government Bond, 5.50%, 4/21/23	AUD	16,587	17,056,551
Australia Government Bond, 5.75%, 7/15/22	AUD	130,198	135,589,968

Total Australia			$175,880,937

Bahrain — 0.5%
Kingdom of Bahrain, 6.125%, 8/1/23(3)	USD	35,564	$35,909,088

Total Bahrain			$35,909,088

Bermuda — 0.7%
Government of Bermuda, 4.854%, 2/6/24(3)	USD	31,245	$31,437,704
Government of Bermuda, 5.603%, 7/20/20(3)	USD	16,732	18,070,560

Total Bermuda			$49,508,264

Brazil — 3.5%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/14	BRL	617,200	$260,849,414

Total Brazil			$260,849,414

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(2)	CRC	1,499,901	$2,616,552
Titulo Propiedad UD, 1.63%, 7/13/16(2)	CRC	167,210	324,720

Total Costa Rica			$2,941,272

Cyprus — 0.1%
Republic of Cyprus, 3.75%, 11/1/15(1)(3)	EUR	5,360	$5,223,219
Republic of Cyprus, 4.625%, 2/3/20(1)(3)	EUR	5,848	4,998,577

Total Cyprus			$10,221,796

Georgia — 0.3%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	10,800	$6,614,923
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	14,630	8,991,756
Georgia Treasury Bond, 9.50%, 11/17/13	GEL	1,000	612,192
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	4,778	3,052,317
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	4,000	2,588,517

Total Georgia			$21,859,705

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$22,986,070

Total Germany			$22,986,070

Ghana — 0.3%
Ghana Government Bond, 14.25%, 7/25/16	GHS	3,540	$1,489,237
Ghana Government Bond, 16.73%, 1/11/16	GHS	7,526	3,416,323
Ghana Government Bond, 16.90%, 3/7/16	GHS	16,005	7,271,241
Ghana Government Bond, 21.00%, 10/26/15	GHS	9,170	4,550,330
Ghana Government Bond, 23.00%, 8/21/17	GHS	3,400	1,791,539
Ghana Government Bond, 26.00%, 6/5/17	GHS	4,801	2,702,178

Total Ghana			$21,220,848

Security	Principal Amount (000’s omitted)		Value
Guatemala — 0.3%
Republic of Guatemala, 4.875%, 2/13/28(3)	USD	20,060	$18,806,250

Total Guatemala			$18,806,250

Hungary — 1.1%
National Bank of Hungary, 8.875%, 11/1/13	USD	14,320	$14,525,623
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	39,283	52,505,754
Republic of Hungary, 4.375%, 7/4/17	EUR	8,654	11,618,190
Republic of Hungary, 5.50%, 5/6/14	GBP	2,983	4,610,042

Total Hungary			$83,259,609

Jamaica — 0.2%
Jamaica Government International Bond, 8.00%, 6/24/19	USD	8,850	$8,761,500
Jamaica Government International Bond, 10.625%, 6/20/17	USD	6,825	7,517,738

Total Jamaica			$16,279,238

Jordan — 0.4%
Jordan Government Bond, 6.648%, 5/22/14	JOD	4,100	$5,861,884
Jordan Government Bond, 6.925%, 6/4/14	JOD	4,000	5,727,300
Jordan Government Bond, 7.078%, 7/18/14	JOD	800	1,148,299
Jordan Government Bond, 7.387%, 8/30/14	JOD	3,300	4,759,047
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	2,912,702
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	2,943,680
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	2,971,754

Total Jordan			$26,324,666

Kenya — 0.0%(4)
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	$2,193,796

Total Kenya			$2,193,796

Lebanon — 0.2%
Lebanon Treasury Note, 5.94%, 1/9/14	LBP	5,821,700	$3,870,413
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	6,062,310	4,138,368
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	2,325,350	1,589,410
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	4,463,130	3,053,946

Total Lebanon			$12,652,137

Mexico — 2.2%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707	$101,129,600
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010	63,415,233

Total Mexico			$164,544,833

Mongolia — 0.0%(4)
Mongolia Government International Bond, 4.125%, 1/5/18(3)	USD	3,800	$3,496,000

Total Mongolia			$3,496,000

New Zealand — 2.5%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	43,565	$34,008,027
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390	28,330,010
New Zealand Government Bond, 5.50%, 4/15/23	NZD	110,101	96,747,230
New Zealand Government Bond, 6.00%, 12/15/17	NZD	33,390	29,310,080

Total New Zealand			$188,395,347

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(3)	USD	8,147	$7,617,445

Total Paraguay			$7,617,445

Philippines — 1.8%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$8,644,584
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	8,120,001
Republic of the Philippines, 5.00%, 8/18/18	PHP	585,790	14,954,289
Republic of the Philippines, 5.875%, 1/31/18	PHP	445,190	11,695,950
Republic of the Philippines, 6.25%, 1/27/14	PHP	635,290	14,970,800
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	42,905,115
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,721,800

Security	Principal Amount (000’s omitted)		Value
Republic of the Philippines, 9.125%, 9/4/16	PHP	879,820	$24,444,187

Total Philippines			$132,456,726

Romania — 2.8%
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	3,660	$5,135,906
Romania Government Bond, 5.75%, 1/27/16	RON	216,270	67,033,144
Romania Government Bond, 5.80%, 10/26/15	RON	226,060	70,100,258
Romania Government Bond, 5.85%, 7/28/14	RON	45,210	13,828,060
Romania Government Bond, 5.90%, 7/26/17	RON	89,230	28,085,191
Romania Government Bond, 6.00%, 4/30/15	RON	32,480	10,049,797
Romania Government Bond, 6.00%, 4/30/16	RON	37,160	11,600,521
Romania Government Bond, 11.00%, 3/5/14	RON	9,870	3,089,965

Total Romania			$208,922,842

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	3,490	$3,123,550
Republic of Rwanda, 6.625%, 5/2/23(3)	USD	19,860	17,774,700

Total Rwanda			$20,898,250

Serbia — 2.3%
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	4,365,640	$49,929,467
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	420,000	4,784,311
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	784,600	8,855,440
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300	8,810,502
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	4,181,000	46,096,808
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280	8,421,075
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	2,254,059
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	11,469,013
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	16,142,809
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	441,321
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,662,279
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	7,293,583

Total Serbia			$168,160,667

Slovenia — 1.6%
Republic of Slovenia, 4.125%, 1/26/20	EUR	9,851	$11,895,659
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	36,477	43,750,641
Republic of Slovenia, 5.85%, 5/10/23(3)	USD	68,886	65,470,632

Total Slovenia			$121,116,932

Sri Lanka — 1.8%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	4,050	$3,928,500
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	2,460	2,490,750
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	36,699	37,157,738
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	3,700	3,737,000
Republic of Sri Lanka, 6.25%, 7/27/21(3)	USD	4,370	4,413,700
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	1,502,670	11,213,383
Sri Lanka Government Bond, 7.50%, 8/1/13	LKR	196,000	1,489,891
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	271,370	1,767,976
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	130,830	867,052
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	306,840	2,122,736
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	3,168,110	21,779,428
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,647,330	11,223,974
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	3,767,430	24,960,448
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	589,910	4,523,204
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	448,760	3,460,338

Total Sri Lanka			$135,136,118

Turkey — 3.2%
Turkey Government Bond, 0.00%, 9/11/13	TRY	33,120	$16,992,735
Turkey Government Bond, 0.00%, 4/9/14	TRY	150,336	73,313,881

Security	Principal Amount (000’s omitted)		Value
Turkey Government Bond, 2.00%, 10/26/22(2)	TRY	14,571	$6,954,323
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	21,959	11,359,720
Turkey Government Bond, 3.00%, 7/21/21(2)	TRY	27,000	13,718,133
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	212,431	116,807,312

Total Turkey			$239,146,104

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	29,058	$1,352,434
Monetary Regulation Bill, 0.00%, 3/26/15(2)	UYU	252,907	11,512,238
Monetary Regulation Bill, 0.00%, 7/2/15(2)	UYU	111,733	5,046,742
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(2)	UYU	35,229	1,631,148
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(2)	UYU	4,632	218,478
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,621,558

Total Uruguay			$21,382,598

Total Foreign Government Bonds (identified cost $2,224,026,409)			$2,211,375,795

Foreign Corporate Bonds & Notes — 0.1%

Security	Principal Amount		Value
Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(2)	USD	3,838,917	$3,514,079

Total Chile (identified cost $3,000,000)			$3,514,079

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$3,514,079

Debt Obligations - United States — 31.9%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$631,372

Total Corporate Bonds & Notes (identified cost $522,393)			$631,372

Collateralized Mortgage Obligations — 1.1%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$223,139	$257,853
Series 1548, Class Z, 7.00%, 7/15/23		222,373	250,844
Series 1650, Class K, 6.50%, 1/15/24		1,415,290	1,562,603
Series 1817, Class Z, 6.50%, 2/15/26		177,246	197,717
Series 1927, Class ZA, 6.50%, 1/15/27		685,133	748,617
Series 2127, Class PG, 6.25%, 2/15/29		959,205	1,067,018
Series 2344, Class ZD, 6.50%, 8/15/31		1,370,041	1,523,182
Series 2458, Class ZB, 7.00%, 6/15/32		2,313,378	2,644,926

			$8,252,760

Security	Principal Amount	Value
Federal National Mortgage Association:
Series 1992-180, Class F, 1.34%, 10/25/22(5)	$831,977	$847,541
Series 1993-16, Class Z, 7.50%, 2/25/23	830,055	946,993
Series 1993-79, Class PL, 7.00%, 6/25/23	579,528	656,401
Series 1993-104, Class ZB, 6.50%, 7/25/23	235,758	266,362
Series 1993-121, Class Z, 7.00%, 7/25/23	3,389,860	3,839,464
Series 1993-141, Class Z, 7.00%, 8/25/23	633,020	717,347
Series 1994-42, Class ZQ, 7.00%, 4/25/24	3,866,373	4,420,941
Series 1994-79, Class Z, 7.00%, 4/25/24	746,138	856,686
Series 1994-89, Class ZQ, 8.00%, 7/25/24	577,355	673,829
Series 1996-35, Class Z, 7.00%, 7/25/26	187,408	214,009
Series 1998-16, Class H, 7.00%, 4/18/28	536,175	614,021
Series 1998-44, Class ZA, 6.50%, 7/20/28	964,368	1,094,329
Series 1999-25, Class Z, 6.00%, 6/25/29	1,193,729	1,321,225
Series 2000-2, Class ZE, 7.50%, 2/25/30	250,523	291,312
Series 2000-49, Class A, 8.00%, 3/18/27	736,907	867,997
Series 2001-31, Class ZA, 6.00%, 7/25/31	8,318,489	9,215,099
Series 2001-37, Class GA, 8.00%, 7/25/16	46,468	49,567
Series 2001-74, Class QE, 6.00%, 12/25/31	2,602,487	2,868,856
Series 2009-48, Class WA, 5.83%, 7/25/39(6)	9,786,685	10,968,994
Series 2011-38, Class SA, 12.93%, 5/25/41(7)	10,946,310	11,187,850
Series G48, Class Z, 7.10%, 12/25/21	709,287	792,435
Series G92-60, Class Z, 7.00%, 10/25/22	1,605,718	1,780,873
Series G93-1, Class K, 6.675%, 1/25/23	1,064,925	1,194,520
Series G93-31, Class PN, 7.00%, 9/25/23	3,220,846	3,649,664
Series G93-41, Class ZQ, 7.00%, 12/25/23	6,559,603	7,438,240
Series G94-7, Class PJ, 7.50%, 5/17/24	1,035,999	1,198,081

		$67,972,636

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$732,048	$825,403
Series 1996-22, Class Z, 7.00%, 10/16/26	583,497	664,430
Series 1999-42, Class Z, 8.00%, 11/16/29	1,731,703	2,055,115
Series 2000-21, Class Z, 9.00%, 3/16/30	2,466,711	3,009,492
Series 2001-35, Class K, 6.45%, 10/26/23	238,992	268,773

		$6,823,213

Total Collateralized Mortgage Obligations (identified cost $78,768,350)		$83,048,609

Mortgage Pass-Throughs — 15.6%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.893%, with maturity at 2035(8)	$5,102,994	$5,444,956
3.255%, with maturity at 2029(8)	870,723	889,594
3.323%, with maturity at 2023(8)	225,679	237,956
4.321%, with maturity at 2030(8)	1,266,749	1,389,721
4.50%, with maturity at 2018	2,036,056	2,154,421
5.00%, with various maturities to 2019	2,427,152	2,577,551
5.50%, with various maturities to 2019	7,455,640	7,909,363
6.00%, with various maturities to 2035	49,005,698	54,599,314
6.50%, with various maturities to 2033	41,961,092	47,292,552
6.60%, with maturity at 2030	2,149,139	2,477,264
7.00%, with various maturities to 2036	42,323,379	48,892,321
7.31%, with maturity at 2026	140,409	155,248
7.50%, with various maturities to 2035	24,187,842	28,413,150
7.95%, with maturity at 2022	342,200	393,512

Security	Principal Amount	Value
8.00%, with various maturities to 2031	$6,315,279	$7,601,250
8.15%, with maturity at 2021	162,027	187,769
8.30%, with maturity at 2021	46,160	51,595
8.47%, with maturity at 2018	68,848	74,978
8.50%, with various maturities to 2028	831,485	976,287
9.00%, with various maturities to 2027	1,553,724	1,837,427
9.50%, with maturity at 2027	175,217	199,403
9.75%, with maturity at 2016	2,862	3,165
10.00%, with various maturities to 2020	469,370	539,478
10.50%, with maturity at 2021	273,282	313,950
11.00%, with maturity at 2016	249,998	272,102

		$214,884,327

Federal National Mortgage Association:
2.203%, with maturity at 2022(8)	$1,725,449	$1,779,202
2.206%, with maturity at 2027(8)	352,599	365,345
2.209%, with maturity at 2038(8)	1,176,727	1,231,210
2.217%, with various maturities to 2033(8)	17,988,516	18,749,887
2.22%, with various maturities to 2035(8)	23,172,090	24,323,440
2.275%, with maturity at 2028(8)	236,499	247,590
2.283%, with maturity at 2035(8)	4,805,446	5,006,232
2.37%, with maturity at 2025(8)	1,250,453	1,304,634
2.57%, with maturity at 2024(8)	885,960	928,623
3.21%, with maturity at 2023(8)	118,426	123,473
3.651%, with maturity at 2034(8)	3,188,239	3,490,127
3.801%, with maturity at 2035(8)	10,244,280	11,214,290
4.061%, with maturity at 2035(8)	8,513,759	9,319,909
5.00%, with various maturities to 2018	3,000,499	3,192,361
5.50%, with various maturities to 2023	12,205,588	12,987,542
6.00%, with various maturities to 2038(9)	315,080,759	343,473,470
6.323%, with maturity at 2032(8)	3,202,850	3,536,595
6.50%, with various maturities to 2038	134,843,894	150,180,149
7.00%, with various maturities to 2036	102,235,308	117,478,640
7.067%, with maturity at 2025(8)	110,976	118,987
7.50%, with various maturities to 2037	72,516,296	84,964,415
8.00%, with various maturities to 2030	5,648,933	6,714,582
8.50%, with various maturities to 2037	9,982,277	12,002,777
9.00%, with various maturities to 2032	2,749,531	3,273,012
9.084%, with maturity at 2028(6)	315,570	345,569
9.50%, with various maturities to 2031	2,292,938	2,779,934
10.411%, with maturity at 2027(6)	325,478	369,375
10.50%, with maturity at 2029	261,595	308,960
11.00%, with maturity at 2016	3,510	3,626
11.50%, with maturity at 2031	374,633	448,814

		$820,262,770

Government National Mortgage Association:
2.00%, with maturity at 2024(8)	$518,126	$538,891
6.00%, with various maturities to 2033	41,292,698	45,611,927
6.50%, with various maturities to 2032	5,964,982	6,832,762
7.00%, with various maturities to 2035	38,175,789	44,751,080
7.50%, with various maturities to 2031	6,176,712	7,233,305
7.75%, with maturity at 2019	28,814	33,153
8.00%, with various maturities to 2034	14,624,633	17,297,468
8.30%, with various maturities to 2020	66,363	73,206
8.50%, with various maturities to 2021	690,736	762,332
9.00%, with various maturities to 2025	308,634	364,254
9.50%, with various maturities to 2026	1,170,289	1,438,960

		$124,937,338

Total Mortgage Pass-Throughs (identified cost $1,143,573,319)		$1,160,084,435

U.S. Government Agency Obligations — 4.2%

Security	Principal Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19(9)	$20,000,000	$22,241,840
4.125%, 3/13/20(9)	65,000,000	72,330,830
4.625%, 9/11/20	19,325,000	22,010,576
5.25%, 12/11/20(9)	11,545,000	13,685,870
5.25%, 12/9/22(9)	14,850,000	17,481,554
5.365%, 9/9/24	12,700,000	15,045,817
5.375%, 9/30/22	49,780,000	59,057,747
5.375%, 8/15/24(9)	22,000,000	26,127,134
5.625%, 6/11/21(9)	12,850,000	15,543,720
5.75%, 6/12/26	14,850,000	17,764,862

		$281,289,950

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$6,015,870
5.50%, 4/26/24	22,500,000	27,195,322

		$33,211,192

Total U.S. Government Agency Obligations (identified cost $289,909,908)		$314,501,142

U.S. Treasury Obligations — 11.0%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(9)	$1,500,000	$2,113,066
U.S. Treasury Bond, 11.25%, 2/15/15(9)	250,000,000	292,275,500
U.S. Treasury Note, 4.00%, 2/15/14	133,600,000	136,407,738
U.S. Treasury Note, 4.25%, 8/15/13	135,900,000	136,120,294
U.S. Treasury Note, 4.25%, 11/15/13(9)	158,200,000	160,118,808
U.S. Treasury Note, 4.75%, 5/15/14(9)	86,500,000	89,647,475

Total U.S. Treasury Obligations (identified cost $816,088,448)		$816,682,881

Total Debt Obligations - United States (identified cost $2,328,862,418)		$2,374,948,439

Common Stocks — 0.8%

Security	Shares	Value
France — 0.1%
Sanofi	40,898	$4,281,354
Total SA	90,550	4,825,265

Total France		$9,106,619

Germany — 0.5%
Deutsche EuroShop AG	319,916	$13,487,209
Deutsche Wohnen AG	738,894	13,023,687
GSW Immobilien AG	313,115	12,698,630

Total Germany		$39,209,526

Security	Shares	Value
Luxembourg — 0.2%
GAGFAH SA(10)	1,109,785	$12,799,664

Total Luxembourg		$12,799,664

Total Common Stocks (identified cost $52,550,700)		$61,115,809

Precious Metals — 2.0%

Description	Troy Ounces	Value
Platinum(10)	104,260	$149,821,390

Total Precious Metals (identified cost $182,943,855)		$149,821,390

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Bank of America	COP	10,531,260	COP	1,845.00	6/12/14	$51,977
Colombian Peso	Citibank NA	COP	61,529,039	COP	1,757.00	2/18/14	76,020
Colombian Peso	Citibank NA	COP	58,748,079	COP	1,757.00	2/18/14	72,584
Colombian Peso	Citibank NA	COP	58,160,190	COP	1,757.00	2/18/14	71,858
Colombian Peso	Citibank NA	COP	39,329,400	COP	1,757.00	2/18/14	48,592
Colombian Peso	Citibank NA	COP	24,390,186	COP	1,757.00	2/18/14	30,135
Colombian Peso	Citibank NA	COP	119,991,420	COP	1,845.00	6/12/14	592,218
Colombian Peso	JPMorgan Chase Bank	COP	23,314,690	COP	1,757.00	2/18/14	28,806
Colombian Peso	JPMorgan Chase Bank	COP	18,580,951	COP	1,757.00	2/18/14	22,957
Colombian Peso	JPMorgan Chase Bank	COP	14,352,100	COP	1,757.00	2/18/14	17,732
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	2,863,000	INR	54.00	8/12/13	1,130
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	1,762,000	INR	54.00	8/12/13	695
Indian Rupee	Bank of America	INR	2,904,000	INR	54.00	8/12/13	1,146
Indian Rupee	Bank of America	INR	3,432,000	INR	55.00	8/16/13	7,055
Indian Rupee	Barclays Bank PLC	INR	2,920,000	INR	54.00	8/12/13	1,153
Indian Rupee	Deutsche Bank	INR	2,570,000	INR	54.00	8/12/13	1,014
Indian Rupee	Deutsche Bank	INR	2,834,553	INR	57.00	6/16/14	295,341
Indian Rupee	Goldman Sachs International	INR	1,700,000	INR	54.00	8/12/13	671
Indian Rupee	Goldman Sachs International	INR	2,185,000	INR	55.00	8/19/13	4,636
Indian Rupee	Goldman Sachs International	INR	2,679,061	INR	56.50	6/9/14	231,632
Indian Rupee	Goldman Sachs International	INR	3,556,520	INR	59.00	7/1/14	702,322
Indian Rupee	JPMorgan Chase Bank	INR	1,951,000	INR	54.00	8/12/13	770
Indian Rupee	JPMorgan Chase Bank	INR	1,538,000	INR	54.00	8/12/13	607

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	JPMorgan Chase Bank	INR	2,667,478	INR	56.50	6/9/14	$230,631
Indian Rupee	JPMorgan Chase Bank	INR	2,512,845	INR	57.00	6/16/14	261,821
Indian Rupee	JPMorgan Chase Bank	INR	4,323,539	INR	58.00	6/19/14	622,739
Indian Rupee	JPMorgan Chase Bank	INR	3,387,190	INR	59.00	7/1/14	668,884

Total Currency Call Options Purchased (identified cost $15,369,191)							$4,045,126

Currency Put Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP 166,991	GBP	1.35	3/13/14	$840,602
British Pound Sterling	Citibank NA	GBP 123,052	GBP	1.40	3/13/14	1,186,241
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP 79,501	GBP	1.35	3/13/14	400,194

Total Currency Put Options Purchased (identified cost $6,495,708)						$2,427,037

Interest Rate Swaptions — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$2,242,096

Total Interest Rate Swaptions (identified cost $6,205,080)				$2,242,096

Put Options Purchased — 0.0%(4)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Brent Crude Oil Future 9/2013	Not Applicable	1,360	USD	95.00	8/12/13	$54,400

Total Put Options Purchased (identified cost $9,622,080)						$54,400

Short-Term Investments — 42.4%

Foreign Government Securities — 15.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.0%(4)
Georgia Treasury Bill, 0.00%, 1/16/14	GEL	2,000	$1,181,666
Georgia Treasury Bill, 0.00%, 5/8/14	GEL	1,555	903,844

Total Georgia			$2,085,510

Hong Kong — 1.4%
Hong Kong Treasury Bill, 0.00%, 8/7/13	HKD	817,500	$105,407,193

Total Hong Kong			$105,407,193

Kenya — 0.6%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	1,379,200	$14,943,394
Kenya Treasury Bill, 0.00%, 4/21/14	KES	1,481,600	16,015,987
Kenya Treasury Bill, 0.00%, 6/9/14	KES	736,000	7,820,668
Kenya Treasury Bill, 0.00%, 6/16/14	KES	620,000	6,570,947

Total Kenya			$45,350,996

Lebanon — 0.8%
Lebanon Treasury Bill, 0.00%, 10/10/13	LBP	6,772,560	$4,444,248
Lebanon Treasury Bill, 0.00%, 11/7/13	LBP	1,651,910	1,079,958
Lebanon Treasury Bill, 0.00%, 11/21/13	LBP	13,920,650	9,083,755
Lebanon Treasury Bill, 0.00%, 12/19/13	LBP	5,334,890	3,468,145
Lebanon Treasury Bill, 0.00%, 1/2/14	LBP	11,769,410	7,636,723
Lebanon Treasury Bill, 0.00%, 1/16/14	LBP	24,605,000	15,925,398
Lebanon Treasury Bill, 0.00%, 1/30/14	LBP	1,428,620	922,870
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	7,185,560	4,588,643
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	4,849,740	3,078,320
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	5,792,720	3,668,766
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	7,624,760	4,809,405
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,783,000	3,010,764

Total Lebanon			$61,716,995

Malaysia — 3.5%
Bank Negara Monetary Note, 0.00%, 8/13/13	MYR	114,154	$35,155,529
Bank Negara Monetary Note, 0.00%, 8/15/13	MYR	37,218	11,460,092
Bank Negara Monetary Note, 0.00%, 9/5/13	MYR	33,616	10,333,921
Bank Negara Monetary Note, 0.00%, 9/17/13	MYR	145,189	44,589,661
Bank Negara Monetary Note, 0.00%, 10/22/13	MYR	71,802	21,990,232
Bank Negara Monetary Note, 0.00%, 10/29/13	MYR	76,749	23,492,281
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	106,868	32,679,864
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	244,353	74,679,604
Bank Negara Monetary Note, 0.00%, 12/10/13	MYR	7,100	2,166,259

Total Malaysia			$256,547,443

Mexico — 1.3%
Mexico Cetes, 0.00%, 3/6/14	MXN	756,615	$57,875,398
Mexico Cetes, 0.00%, 4/3/14	MXN	404,410	30,826,242
Mexico Cetes, 0.00%, 6/26/14	MXN	123,580	9,335,054

Total Mexico			$98,036,694

Nigeria — 3.0%
Nigeria Treasury Bill, 0.00%, 8/8/13	NGN	862,737	$5,362,041
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	26,180,000	161,271,897
Nigeria Treasury Bill, 0.00%, 9/26/13	NGN	316,884	1,936,584
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	8,231,704	50,046,597

Total Nigeria			$218,617,119

Security	Principal Amount (000’s omitted)		Value
Philippines — 1.5%
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	1,569,920	$36,142,259
Philippine Treasury Bill, 0.00%, 8/22/13	PHP	94,120	2,165,901
Philippine Treasury Bill, 0.00%, 9/4/13	PHP	292,910	6,738,049
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	171,260	3,938,103
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	782,360	17,983,286
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	1,300,560	29,868,045
Philippine Treasury Bill, 0.00%, 12/11/13	PHP	200,000	4,590,084
Philippine Treasury Bill, 0.00%, 1/2/14	PHP	543,750	12,475,088

Total Philippines			$113,900,815

Romania — 0.5%
Romania Treasury Bill, 0.00%, 1/15/14	RON	125,400	$37,045,830

Total Romania			$37,045,830

Serbia — 0.9%
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	3,371,200	$38,971,348
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	670,500	7,654,181
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	52,450	580,529
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	735,380	8,044,749
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	1,313,930	14,148,455

Total Serbia			$69,399,262

Singapore — 0.0%(4)
Monetary Authority of Singapore Bill, 0.00%, 9/20/13	SGD	1,100	$865,324

Total Singapore			$865,324

Sri Lanka — 1.7%
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	105,900	$799,815
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	882,170	6,607,805
Sri Lanka Treasury Bill, 0.00%, 10/18/13	LKR	681,000	5,084,271
Sri Lanka Treasury Bill, 0.00%, 10/25/13	LKR	642,000	4,785,286
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	669,390	4,981,207
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	1,490,130	10,984,289
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	2,111,800	15,505,931
Sri Lanka Treasury Bill, 0.00%, 2/21/14	LKR	2,028,500	14,620,534
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	719,480	5,175,492
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	2,976,230	21,366,995
Sri Lanka Treasury Bill, 0.00%, 3/21/14	LKR	1,557,360	11,136,357
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	1,828,620	13,050,060
Sri Lanka Treasury Bill, 0.00%, 4/4/14	LKR	202,200	1,440,125
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	170,430	1,211,400
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	224,870	1,591,877
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	355,830	2,508,811
Sri Lanka Treasury Bill, 0.00%, 7/25/14	LKR	295,330	2,037,207

Total Sri Lanka			$122,887,462

Uruguay — 0.4%
Monetary Regulation Bill, 0.00%, 9/13/13	UYU	20,000	$931,601
Monetary Regulation Bill, 0.00%, 1/31/14(2)	UYU	13,978	651,250
Monetary Regulation Bill, 0.00%, 4/16/14(2)	UYU	242,646	11,271,493
Monetary Regulation Bill, 0.00%, 5/16/14(2)	UYU	338,580	15,705,569

Total Uruguay			$28,559,913

Zambia — 0.0%(4)
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	14,780	$2,389,101

Total Zambia			$2,389,101

Total Foreign Government Securities (identified cost $1,190,310,631)			$1,162,809,657

U.S. Treasury Obligations — 5.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/22/13		$155,500	$155,499,378
U.S. Treasury Bill, 0.00%, 9/19/13(9)		54,420	54,418,150
U.S. Treasury Bill, 0.00%, 9/26/13		64,800	64,797,214
U.S. Treasury Bill, 0.00%, 10/24/13		114,300	114,293,370

Total U.S. Treasury Obligations (identified cost $389,001,289)			$389,008,112

Repurchase Agreements — 11.6%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 17,039,211, collateralized by EUR 14,700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $22,516,206.	EUR	17,052	$22,685,125
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 22,263,540, collateralized by EUR 18,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $29,460,953.	EUR	22,280	29,640,526
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 24,452,497, collateralized by EUR 20,760,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $32,409,584.	EUR	24,471	32,554,790
Dated 7/10/13 with a maturity date of 8/13/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 73,652,557, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $97,844,713.	EUR	73,658	97,991,504
Dated 7/17/13 with an interest rate of 0.35%, collateralized by USD 10,000,000 Qatar Government International Bond 6.40%, due 1/20/40 and a market value, including accrued interest, of $11,744,556.(11)	USD	11,963	11,962,500
Dated 7/19/13 with a maturity date of 9/9/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 48,888,853, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $64,891,830.	EUR	48,895	65,047,081
Dated 7/24/13 with a maturity date of 8/28/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 13,532,127, collateralized by USD 13,570,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $13,424,924.	USD	13,536	13,536,075
Barclays Bank PLC:
Dated 5/14/13 with an interest rate of 0.50%, collateralized by USD 25,000,000 Bolivarian Republic of Venezuela 10.75%, due 9/19/13 and a market value, including accrued interest, of $26,205,417.(11)	USD	25,938	25,937,500
Dated 7/2/13 with a maturity date of 8/21/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 56,078,678, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $75,018,261.	EUR	56,086	74,613,999
Dated 7/2/13 with an interest rate of 0.50%, collateralized by USD 15,000,000 Bolivarian Republic of Venezuela 9.75%, due 5/17/35 and a market value, including accrued interest, of $12,150,625.(11)	USD	12,495	12,495,000
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.10% and repurchase proceeds of USD 7,776,970, collateralized by USD 6,440,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $7,810,933.	USD	7,776	7,776,300

Description	Principal Amount (000’s omitted)		Value
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.10% and repurchase proceeds of USD 9,273,961, collateralized by USD 8,090,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $9,053,553.	USD	9,273	$9,273,163
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.20% and repurchase proceeds of USD 22,938,637, collateralized by USD 23,225,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $22,845,744.	USD	22,935	22,934,688
Dated 7/12/13 with a maturity date of 8/19/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 15,558,132, collateralized by USD 13,460,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $15,468,204.	USD	15,563	15,563,125
Dated 7/12/13 with a maturity date of 8/19/13, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 6,918,436, collateralized by USD 6,243,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $6,690,979.	USD	6,922	6,921,926
Dated 7/18/13 with a maturity date of 8/23/13, an interest rate of 0.10% and repurchase proceeds of USD 555,257, collateralized by USD 490,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $548,361.	USD	555	555,211
Dated 7/18/13 with a maturity date of 8/23/13, an interest rate of 0.20% and repurchase proceeds of USD 2,182,713, collateralized by USD 2,220,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,183,748.	USD	2,182	2,182,349
Dated 7/24/13 with a maturity date of 8/29/13, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 6,781,594, collateralized by USD 6,808,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $6,735,216.	USD	6,782	6,782,470
Citibank NA:
Dated 7/24/13 with a maturity date of 8/29/13, an interest rate of 0.16% payable by the Portfolio and repurchase proceeds of EUR 89,532,703, collateralized by EUR 77,194,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $119,771,657.	EUR	89,545	119,126,226
JPMorgan Chase Bank:
Dated 6/10/13 with an interest rate of 0.40%, collateralized by USD 10,000,000 Vietnam Government Bond 6.875%, due 1/15/16 and a market value, including accrued interest, of $10,855,556.(11)	USD	11,106	11,105,729
Dated 7/22/13 with an interest rate of 0.40%, collateralized by USD 10,000,000 Bolivarian Republic of Venezuela 7.75%, due 10/13/19 and a market value, including accrued interest, of $8,732,500.(11)	USD	8,685	8,685,000
Dated 7/30/13 with an interest rate of 0.40%, collateralized by USD 5,000,000 Bolivarian Republic of Venezuela 9.00%, due 5/7/23 and a market value, including accrued interest, of $4,280,000.(11)	USD	4,218	4,217,500
Nomura International PLC:
Dated 6/25/13 with a maturity date of 10/16/13, an interest rate of 0.20% and repurchase proceeds of USD 9,198,931, collateralized by USD 7,638,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $9,263,960.	USD	9,194	9,194,232
Dated 7/11/13 with a maturity date of 8/15/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 4,413,693, collateralized by USD 3,640,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $4,414,875.	USD	4,416	4,415,533
Dated 7/11/13 with a maturity date of 8/15/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 7,567,544 collateralized by USD 6,241,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $7,569,570.	USD	7,571	7,570,699

Description	Principal Amount (000’s omitted)		Value
Dated 7/16/13 with a maturity date of 8/27/13, an interest rate of 0.04% payable by the Portfolio and repurchase proceeds of EUR 31,130,401, collateralized by EUR 30,900,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $41,288,438.	EUR	31,132	$41,416,117
Dated 7/22/13 with a maturity date of 8/12/13, an interest rate of 0.00% and repurchase proceeds of EUR 66,758,400, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $88,800,921.	EUR	66,758	88,812,024
Dated 7/22/13 with a maturity date of 9/6/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 56,735,222, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $75,246,712.	EUR	56,742	75,486,709
Dated 7/26/13 with a maturity date of 8/9/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 15,719,607, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $20,910,745.	EUR	15,720	20,913,099
Dated 7/31/13 with a maturity date of 9/4/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 9,286,591, collateralized by USD 8,760,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $9,297,645.	USD	9,290	9,290,462

Total Repurchase Agreements (identified cost $849,916,769)			$858,686,662

Other — 10.0%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(12)		$746,069	$746,069,292

Total Other (identified cost $746,069,292)			$746,069,292

Total Short-Term Investments (identified cost $3,175,297,981)			$3,156,573,723

Total Investments — 107.1% (identified cost $8,004,373,422)			$7,966,117,894

Currency Call Options Written — (0.0)%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	3,643,326	INR	54.00	8/12/13	$(1,438)
Indian Rupee	Citibank NA	INR	3,463,398	INR	54.00	8/12/13	(1,367)
Indian Rupee	Deutsche Bank	INR	1,861,654	INR	54.00	8/12/13	(735)
Indian Rupee	Goldman Sachs International	INR	3,432,000	INR	55.00	8/16/13	(7,055)
Indian Rupee	HSBC Bank USA	INR	3,780,918	INR	54.00	8/12/13	(1,492)
Indian Rupee	JPMorgan Chase Bank	INR	2,185,000	INR	55.00	8/19/13	(4,636)
Indian Rupee	Nomura International PLC	INR	3,780,918	INR	54.00	8/12/13	(1,492)
Indian Rupee	Standard Chartered Bank	INR	1,734,786	INR	54.00	8/12/13	(685)

Total Currency Call Options Written (premiums received $17,480,977)							$(18,900)

Currency Put Options Written — (0.2)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	2,725,627	INR	67.00	6/16/14	$(1,605,313)
Indian Rupee	Goldman Sachs International	INR	2,438,735	INR	65.00	6/9/14	(1,848,411)
Indian Rupee	Goldman Sachs International	INR	4,340,160	INR	72.00	7/1/14	(1,442,922)
Indian Rupee	JPMorgan Chase Bank	INR	2,482,090	INR	65.00	6/9/14	(1,881,272)
Indian Rupee	JPMorgan Chase Bank	INR	2,302,723	INR	67.00	6/16/14	(1,356,235)
Indian Rupee	JPMorgan Chase Bank	INR	5,218,064	INR	70.00	6/19/14	(2,113,987)
Indian Rupee	JPMorgan Chase Bank	INR	4,133,520	INR	72.00	7/1/14	(1,374,223)

Total Currency Put Options Written (premiums received $6,399,976)							$(11,622,363)

Other Assets, Less Liabilities — (6.9)%							$(513,434,590)

Net Assets — 100.0%							$7,441,042,041

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BRL	-	Brazilian Real

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HKD	-	Hong Kong Dollar

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $187,337,158 or 2.5% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $250,375,613 or 3.4% of the Portfolio’s net assets.

(4)	Amount is less than 0.05%.

(5)	Floating-rate security.

(6)	Weighted average fixed-rate coupon that changes/updates monthly.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2013.

(8)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2013.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(10)	Non-income producing.

(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $424,279.

Securities Sold Short — (10.4)%

Foreign Government Bonds — (10.4)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (1.2)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(86,383,985)

Total Belgium			$(86,383,985)

Dominican Republic — (0.5)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(13,570)	$(13,196,825)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(6,808)	(6,620,780)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(13,460)	(15,142,500)

Total Dominican Republic			$(34,960,105)

France — (5.7)%
Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(161,274,655)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(73,400,168)
Government of France, 4.00%, 10/25/38	EUR	(125,544)	(189,665,000)

Total France			$(424,339,823)

Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(30,900)	$(41,223,116)

Total Germany			$(41,223,116)

Security	Principal Amount (000’s omitted)		Value
Qatar — (1.1)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(8,760)	$(9,285,600)
Qatar Government International Bond, 5.25%, 1/20/20	USD	(8,580)	(9,588,150)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(6,243)	(6,680,010)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(23,959)	(28,571,108)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(25,445)	(24,999,712)

Total Qatar			$(79,124,580)

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(20,905,716)

Total Spain			$(20,905,716)

Supranational — (1.1)%
European Investment Bank, 3.625%, 1/15/21	EUR	(14,700)	$(22,131,647)
European Investment Bank, 4.25%, 4/15/19	EUR	(20,760)	(32,062,277)
European Investment Bank, 4.625%, 4/15/20	EUR	(18,300)	(29,127,788)

Total Supranational			$(83,321,712)

Total Foreign Government Bonds (proceeds $741,672,113)			$(770,259,037)

Total Securities Sold Short (proceeds $741,672,113)			$(770,259,037)

EUR	-	Euro

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2013 were $220,963,643 or 3.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/1/13	Hong Kong Dollar 696,002,234	United States Dollar 89,726,854	Goldman Sachs International	$(15,040)
8/5/13	Euro 56,400,000	United States Dollar 75,028,920	Goldman Sachs International	(3,549)
8/5/13	Euro 61,070,000	United States Dollar 79,381,840	Goldman Sachs International	(1,863,424)
8/5/13	Swiss Franc 69,581,582	Euro 56,400,000	Standard Chartered Bank	(154,286)
8/7/13	New Taiwan Dollar 761,465,000	United States Dollar 25,822,877	Credit Suisse International	434,377
8/7/13	New Taiwan Dollar 249,355,000	United States Dollar 8,456,152	JPMorgan Chase Bank	142,244
8/12/13	British Pound Sterling 26,598,000	United States Dollar 41,764,845	Goldman Sachs International	1,305,537
8/12/13	British Pound Sterling 51,386,000	United States Dollar 79,389,315	Goldman Sachs International	1,223,965
8/12/13	British Pound Sterling 17,254,800	United States Dollar 26,833,112	Goldman Sachs International	586,129
8/12/13	British Pound Sterling 22,573,608	United States Dollar 34,903,426	Goldman Sachs International	565,786
8/12/13	British Pound Sterling 23,192,000	United States Dollar 35,811,764	Goldman Sachs International	533,463
8/13/13	Malaysian Ringgit 121,700,000	United States Dollar 38,138,515	Nomura International PLC	652,893
8/15/13	Malaysian Ringgit 116,331,000	United States Dollar 35,909,063	JPMorgan Chase Bank	82,355
8/15/13	Malaysian Ringgit 116,331,000	United States Dollar 35,923,478	Standard Chartered Bank	96,770
8/21/13	Chilean Peso 1,984,800,000	United States Dollar 3,910,551	Bank of Nova Scotia	58,849
8/21/13	Chilean Peso 5,268,524,000	United States Dollar 10,876,391	JPMorgan Chase Bank	652,297
8/21/13	Chilean Peso 2,493,472,000	United States Dollar 4,910,343	JPMorgan Chase Bank	71,512
8/21/13	Chilean Peso 11,534,377,000	United States Dollar 23,672,400	Standard Chartered Bank	1,288,794
8/30/13	Singapore Dollar 18,926,000	Euro 11,332,934	Goldman Sachs International	185,452
9/5/13	Malaysian Ringgit 127,878,000	United States Dollar 39,292,672	Bank of America	(31,583)
9/5/13	Malaysian Ringgit 82,330,000	United States Dollar 25,301,168	Deutsche Bank	(16,446)
9/5/13	Malaysian Ringgit 78,194,000	United States Dollar 24,022,734	Goldman Sachs International	(23,003)
9/5/13	Malaysian Ringgit 119,552,000	United States Dollar 36,728,725	HSBC Bank USA	(35,169)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
9/5/13	Malaysian Ringgit 2,280,000	United States Dollar 700,375	JPMorgan Chase Bank	$(757)
9/5/13	Malaysian Ringgit 75,370,000	United States Dollar 23,160,838	Standard Chartered Bank	(16,479)
9/5/13	Russian Ruble 3,972,411,817	United States Dollar 120,439,985	Bank of America	624,885
9/5/13	Russian Ruble 1,093,515,901	United States Dollar 33,194,685	Citibank NA	212,274
9/5/13	Russian Ruble 1,350,066,432	United States Dollar 40,994,957	Standard Chartered Bank	274,520
9/10/13	Euro 118,673,542	United States Dollar 155,637,383	Bank of America	(2,260,564)
9/10/13	Euro 27,380,690	United States Dollar 36,026,635	Goldman Sachs International	(404,020)
9/10/13	Russian Ruble 3,089,130,136	United States Dollar 94,570,033	Bank of America	1,470,133
9/10/13	Russian Ruble 1,459,458,237	United States Dollar 44,693,255	BNP Paribas	708,246
9/10/13	Russian Ruble 1,221,156,791	United States Dollar 37,396,279	Standard Chartered Bank	593,176
9/11/13	New Turkish Lira 70,000,000	United States Dollar 35,312,516	Citibank NA	(572,617)
9/11/13	New Turkish Lira 53,002,772	United States Dollar 27,321,016	Goldman Sachs International	149,424
9/11/13	New Turkish Lira 65,556,405	United States Dollar 33,062,540	Standard Chartered Bank	(544,606)
9/11/13	South African Rand 1,112,487,438	United States Dollar 109,761,476	Standard Chartered Bank	(2,369,565)
9/13/13	Serbian Dinar 1,914,404,000	Euro 16,577,797	Citibank NA	(103,988)
9/16/13	Russian Ruble 568,662,000	United States Dollar 17,596,373	JPMorgan Chase Bank	474,375
9/17/13	Japanese Yen 15,859,919,000	United States Dollar 159,765,478	Bank of America	(2,257,338)
9/17/13	Japanese Yen 19,671,581,000	United States Dollar 198,202,327	Goldman Sachs International	(2,759,919)
9/25/13	New Taiwan Dollar 885,500,000	United States Dollar 29,418,605	Goldman Sachs International	(82,803)
9/25/13	New Taiwan Dollar 885,500,000	United States Dollar 29,360,080	Standard Chartered Bank	(141,328)
9/30/13	New Zealand Dollar 87,379,283	United States Dollar 67,828,169	Goldman Sachs International	(1,667,031)
9/30/13	New Zealand Dollar 160,270,000	United States Dollar 124,391,958	Wells Fargo Bank NA	(3,075,277)
10/2/13	Australian Dollar 25,469,000	United States Dollar 23,332,660	Goldman Sachs International	533,582
10/2/13	Australian Dollar 15,160,000	United States Dollar 13,818,340	Goldman Sachs International	247,567
10/2/13	Australian Dollar 147,564,422	United States Dollar 134,554,405	JPMorgan Chase Bank	2,459,199
10/2/13	Australian Dollar 147,500,000	United States Dollar 134,494,925	Standard Chartered Bank	2,457,388
10/2/13	Australian Dollar 5,674,000	United States Dollar 5,204,533	Standard Chartered Bank	125,340
10/2/13	South African Rand 366,383,826	United States Dollar 36,167,357	Standard Chartered Bank	(650,883)
10/15/13	Hungarian Forint 6,352,935,000	Euro 21,548,521	Bank of America	622,068
10/15/13	Hungarian Forint 30,065,737,391	Euro 102,007,659	Credit Suisse International	2,980,817

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
10/15/13	Hungarian Forint 22,900,712,000	Euro 77,676,928	JPMorgan Chase Bank	$2,242,397
10/15/13	Hungarian Forint 6,292,861,413	Euro 21,355,623	Standard Chartered Bank	630,644
10/15/13	New Taiwan Dollar 1,665,853,000	United States Dollar 55,755,171	Goldman Sachs International	238,206
10/30/13	Euro 153,050,932	United States Dollar 203,208,784	Australia and New Zealand Banking Group Limited	(467,424)
10/30/13	Euro 133,713,098	United States Dollar 177,549,600	Bank of America	(392,320)
10/30/13	Euro 247,390,418	United States Dollar 328,613,640	Goldman Sachs International	(607,106)
10/30/13	Euro 19,150,000	United States Dollar 25,437,520	Toronto-Dominion Bank	(46,803)
10/31/13	British Pound Sterling 2,834,615	United States Dollar 4,286,194	State Street Bank and Trust Co.	(23,515)
11/1/13	Japanese Yen 4,751,054,000	United States Dollar 48,414,931	Standard Chartered Bank	(133,343)
11/5/13	Swiss Franc 69,580,680	United States Dollar 75,218,291	Goldman Sachs International	(29,284)
12/16/13	Russian Ruble 332,551,000	United States Dollar 10,132,572	Goldman Sachs International	261,402
12/16/13	Russian Ruble 91,092,000	United States Dollar 2,808,448	JPMorgan Chase Bank	104,548
12/18/13	Sri Lanka Rupee 611,085,992	United States Dollar 4,606,755	HSBC Bank USA	84,112
12/18/13	Sri Lanka Rupee 253,759,498	United States Dollar 1,910,120	HSBC Bank USA	32,049
1/3/14	Brazilian Real 243,767,319	United States Dollar 107,804,404	BNP Paribas	4,310,116
1/3/14	Brazilian Real 41,342,000	United States Dollar 17,781,505	BNP Paribas	229,272
1/3/14	Brazilian Real 12,313,481	United States Dollar 5,410,141	Deutsche Bank	182,308
1/3/14	Brazilian Real 319,777,200	United States Dollar 140,561,407	State Street Bank and Trust Co.	4,796,228
1/9/14	Sri Lanka Rupee 542,740,000	United States Dollar 4,032,244	HSBC Bank USA	29,753
1/21/14	Sri Lanka Rupee 370,000,000	United States Dollar 2,711,616	HSBC Bank USA	(11,690)
3/21/14	Croatian Kuna 17,744,000	Euro 2,303,817	Citibank NA	(55,253)
3/21/14	Croatian Kuna 23,369,000	Euro 3,031,746	Citibank NA	(75,966)
3/21/14	Croatian Kuna 66,463,000	Euro 8,676,066	Citibank NA	(144,702)
3/21/14	Croatian Kuna 52,270,000	Euro 6,837,148	Deutsche Bank	(95,378)
4/2/14	Croatian Kuna 27,534,000	Euro 3,573,060	Citibank NA	(86,896)
4/2/14	Croatian Kuna 51,945,100	Euro 6,778,248	Citibank NA	(114,148)
4/2/14	Croatian Kuna 59,520,000	Euro 7,760,357	Citibank NA	(139,223)
4/2/14	Croatian Kuna 67,854,000	Euro 8,849,271	Citibank NA	(155,644)
4/2/14	Croatian Kuna 15,747,800	Euro 2,041,060	Deutsche Bank	(53,050)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
4/3/14	Croatian Kuna 6,805,000	Euro 884,226	Citibank NA	$(19,921)
4/3/14	Croatian Kuna 54,318,000	Euro 7,053,370	Citibank NA	(165,114)

				$13,087,997

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/5/13	Swiss Franc 69,580,680	United States Dollar 75,157,356	Goldman Sachs International	$28,424
8/8/13	Indian Rupee 1,642,614,000	United States Dollar 27,202,352	JPMorgan Chase Bank	(222,837)
8/8/13	Zambian Kwacha 9,533,000	United States Dollar 1,739,599	Standard Chartered Bank	(2,607)
8/8/13	Zambian Kwacha 10,980,000	United States Dollar 2,003,650	Standard Chartered Bank	(3,003)
8/8/13	Zambian Kwacha 11,205,000	United States Dollar 2,045,828	Standard Chartered Bank	(4,185)
8/8/13	Zambian Kwacha 37,260,000	United States Dollar 6,801,008	Standard Chartered Bank	(11,928)
8/20/13	Colombian Peso 25,529,367,000	United States Dollar 13,734,696	Citibank NA	(286,907)
8/20/13	Colombian Peso 39,733,378,000	United States Dollar 21,376,397	Morgan Stanley & Co. International PLC	(446,537)
8/30/13	Singapore Dollar 19,720,000	Euro 12,092,225	Citibank NA	(570,876)
8/30/13	Singapore Dollar 25,965,000	Euro 15,908,708	Deutsche Bank	(734,466)
8/30/13	Singapore Dollar 28,547,000	Euro 17,497,181	Standard Chartered Bank	(816,132)
9/3/13	Georgian Lari 1,697,200	United States Dollar 1,000,000	Liberty Bank	22,734
9/3/13	Philippine Peso 652,639,846	United States Dollar 15,087,497	Goldman Sachs International	(30,631)
9/3/13	Philippine Peso 331,616,925	United States Dollar 7,666,203	JPMorgan Chase Bank	(15,564)
9/3/13	Singapore Dollar 91,636,000	United States Dollar 72,269,279	Goldman Sachs International	(161,506)
9/5/13	Philippine Peso 491,853,000	United States Dollar 11,317,893	Bank of America	29,880
9/5/13	Philippine Peso 408,221,000	United States Dollar 9,394,541	Goldman Sachs International	23,718
9/5/13	Philippine Peso 429,706,000	United States Dollar 9,885,571	JPMorgan Chase Bank	28,379
9/9/13	Norwegian Krone 119,514,000	Euro 14,979,132	Goldman Sachs International	322,871
9/12/13	Kenyan Shilling 950,000,000	United States Dollar 10,857,143	Standard Chartered Bank	(62,792)
9/13/13	Serbian Dinar 1,033,009,330	Euro 8,996,380	Deutsche Bank	(11,782)
9/16/13	Russian Ruble 568,662,000	United States Dollar 17,776,243	HSBC Bank USA	(654,244)
9/18/13	Indian Rupee 2,091,328,000	United States Dollar 34,784,448	Standard Chartered Bank	(750,061)
9/18/13	Israeli Shekel 65,277,000	Euro 13,869,837	Citibank NA	(159,628)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/18/13	Polish Zloty 119,690,000	Euro 28,028,476	Standard Chartered Bank	$46,411
9/20/13	Norwegian Krone 1,007,856,130	Euro 126,996,400	Citibank NA	1,743,063
9/20/13	Swedish Krona 482,705,750	Euro 55,319,686	Deutsche Bank	368,768
9/20/13	Swedish Krona 482,705,750	Euro 55,320,003	Standard Chartered Bank	368,346
9/23/13	Indian Rupee 1,815,523,000	United States Dollar 29,959,125	Goldman Sachs International	(448,823)
9/24/13	Singapore Dollar 178,788,000	United States Dollar 140,933,312	JPMorgan Chase Bank	(244,594)
9/25/13	Israeli Shekel 65,817,000	United States Dollar 18,384,123	Citibank NA	59,467
9/25/13	Philippine Peso 284,966,000	United States Dollar 6,598,383	JPMorgan Chase Bank	(21,630)
9/26/13	Colombian Peso 69,508,500,180	United States Dollar 36,476,870	Standard Chartered Bank	(16,363)
9/30/13	Philippine Peso 80,730,000	United States Dollar 1,868,318	BNP Paribas	(4,990)
9/30/13	Romanian Leu 12,523,000	Euro 2,807,848	Citibank NA	15,336
9/30/13	Romanian Leu 59,036,486	Euro 13,132,352	JPMorgan Chase Bank	211,383
10/1/13	Philippine Peso 326,338,545	United States Dollar 7,540,692	Goldman Sachs International	(8,354)
10/1/13	Philippine Peso 659,402,684	United States Dollar 15,229,755	JPMorgan Chase Bank	(9,843)
10/10/13	Philippine Peso 814,870,000	United States Dollar 18,634,118	Bank of America	173,042
10/10/13	Philippine Peso 709,300,000	United States Dollar 16,223,696	Goldman Sachs International	146,913
10/15/13	Kenyan Shilling 400,000,000	United States Dollar 4,542,873	Standard Chartered Bank	(19,125)
10/21/13	Singapore Dollar 5,724,000	United States Dollar 4,540,263	JPMorgan Chase Bank	(35,952)
10/24/13	Indian Rupee 1,799,688,000	United States Dollar 29,686,555	Bank of America	(679,107)
10/24/13	Indian Rupee 1,658,449,000	United States Dollar 27,356,762	JPMorgan Chase Bank	(625,810)
10/31/13	Indian Rupee 951,504,000	United States Dollar 15,702,163	BNP Paribas	(396,394)
10/31/13	Indian Rupee 970,996,000	United States Dollar 16,023,830	Goldman Sachs International	(404,515)
11/29/13	Kenyan Shilling 400,000,000	United States Dollar 4,610,951	Standard Chartered Bank	(113,407)
12/16/13	Russian Ruble 423,643,000	United States Dollar 13,077,419	Credit Suisse International	(502,350)
4/11/14	Kenyan Shilling 364,920,000	United States Dollar 3,960,065	Standard Chartered Bank	16,117
5/16/14	Russian Ruble 1,072,798,671	United States Dollar 32,288,899	Bank of America	(1,183,680)
5/16/14	Russian Ruble 3,048,740,095	United States Dollar 91,471,350	Bank of America	(3,074,773)
5/16/14	Russian Ruble 1,209,191,544	United States Dollar 36,241,317	Citibank NA	(1,181,460)
5/16/14	Russian Ruble 1,420,579,266	United States Dollar 42,567,361	Standard Chartered Bank	(1,378,431)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
5/27/14	Russian Ruble 460,507,075	United States Dollar 13,833,195	Bank of America	$(500,888)
5/27/14	Russian Ruble 2,788,603,474	United States Dollar 84,144,565	Bank of America	(3,410,695)
5/27/14	Russian Ruble 1,535,798,420	United States Dollar 46,126,999	BNP Paribas	(1,663,542)
5/27/14	Russian Ruble 1,284,948,563	United States Dollar 38,779,193	Standard Chartered Bank	(1,578,182)
7/21/14	Indonesian Rupiah 271,665,440,000	United States Dollar 23,882,676	Barclays Bank PLC	68,050
7/21/14	Indonesian Rupiah 148,180,108,000	United States Dollar 13,113,284	Standard Chartered Bank	(49,343)
7/22/14	Indonesian Rupiah 149,025,044,600	United States Dollar 13,049,479	Goldman Sachs International	86,280

				$(18,738,755)

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
8/13	822 CAC 40 Index	Short	$(42,763,176)	$(43,638,014)	$(874,838)
9/13	1,628 Euro-Bobl	Short	(273,472,444)	(272,502,148)	970,296
9/13	226 Euro-Bund	Short	(43,165,277)	(42,804,830)	360,447
9/13	71 Euro-Schatz	Short	(10,439,148)	(10,433,953)	5,195
9/13	830 IMM 10-Year Interest Rate Swap	Long	82,643,100	85,557,147	2,914,047
9/13	139 Japan 10-Year Bond	Short	(202,402,512)	(203,893,167)	(1,490,655)
9/13	677 Nikkei 225 Index	Long	91,632,182	94,037,381	2,405,199
9/13	135 U.S. 5-Year Deliverable Interest Rate Swap	Short	(13,242,808)	(13,236,328)	6,480
9/13	2,844 U.S. 5-Year Treasury Note	Short	(348,701,063)	(345,168,283)	3,532,780
9/13	73 U.S. 10-Year Deliverable Interest Rate Swap	Long	6,888,563	6,908,766	20,203
9/13	3,511 U.S. 10-Year Treasury Note	Short	(454,711,576)	(443,922,062)	10,789,514
9/13	1,518 U.S. Long Bond	Short	(213,449,137)	(203,506,875)	9,942,262
10/13	106 Platinum	Long	7,062,780	7,575,290	512,510
12/13	627 Gold	Short	(83,345,224)	(82,325,100)	1,020,124

					$30,113,564

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
ICE Clear Europe	NZD	24,500	Pays	3-month NZD Bank Bill	4.06%	6/5/23	$(877,850)
LCH.Clearnet	AUD	27,108	Pays	6-month AUD Bank Bill	4.32	7/15/23	181,147
LCH.Clearnet	AUD	37,042	Pays	6-month AUD Bank Bill	4.31	7/15/23	226,120
LCH.Clearnet	AUD	33,496	Pays	6-month AUD Bank Bill	4.31	7/18/23	210,317
LCH.Clearnet	NZD	27,793	Pays	3-month NZD Bank Bill	3.78	10/30/22	(1,200,040)
LCH.Clearnet	NZD	15,550	Pays	3-month NZD Bank Bill	4.07	6/5/23	(544,725)

							$(2,005,031)

AUD	-	Australian Dollar

NZD	-	New Zealand Dollar

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	CLP	25,448,000	Pays	6-month Sinacofi Chile Interbank Rate	2.19%	4/23/18	$284,443
Bank of America	CLP	25,448,000	Receives	6-month Sinacofi Chile Interbank Rate	4.93	4/23/18	(777,752)
Bank of America	CLP	4,796,126	Pays	6-month Sinacofi Chile Interbank Rate	2.13	5/3/18	20,857
Bank of America	CLP	4,796,126	Receives	6-month Sinacofi Chile Interbank Rate	4.86	5/3/18	16,674
Bank of America	CLP	10,892,810	Receives	6-month Sinacofi Chile Interbank Rate	4.80	5/10/18	96,313
Bank of America	CLP	10,892,810	Pays	6-month Sinacofi Chile Interbank Rate	2.10	5/10/18	13,822
Bank of America	CLP	24,349,210	Receives	6-month Sinacofi Chile Interbank Rate	4.76	5/13/18	302,482
Bank of America	CLP	24,349,210	Pays	6-month Sinacofi Chile Interbank Rate	2.08	5/13/18	17,510
Bank of America	CLP	4,664,735	Receives	6-month Sinacofi Chile Interbank Rate	4.73	5/16/18	70,262
Bank of America	CLP	4,664,735	Pays	6-month Sinacofi Chile Interbank Rate	2.10	5/16/18	18,624
Bank of America	CLP	11,777,720	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/20/18	168,478
Bank of America	CLP	11,777,720	Pays	6-month Sinacofi Chile Interbank Rate	2.05	5/20/18	12,093
Bank of America	HUF	589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(322,399)
Bank of America	HUF	1,166,000	Pays	6-month HUF BUBOR	6.99	12/19/16	573,191
Bank of America	HUF	1,166,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(631,650)
Bank of America	HUF	1,018,000	Pays	6-month HUF BUBOR	6.97	12/20/16	497,700
Bank of America	HUF	1,018,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(559,604)
Bank of America	HUF	1,345,000	Pays	6-month HUF BUBOR	6.91	12/21/16	643,067
Bank of America	HUF	1,345,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(745,844)
Bank of America	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	174,639
Bank of America	HUF	406,800	Pays	6-month HUF BUBOR	5.11	12/22/16	68,010
Bank of America	HUF	406,800	Receives	6-month HUF BUBOR	7.32	12/22/16	(221,836)
Bank of America	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	112,682
Bank of America	HUF	2,415,000	Pays	6-month HUF BUBOR	6.95	1/17/17	1,163,003
Bank of America	HUF	2,415,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(1,542,520)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	PLN	31,619	Pays	6-month PLN WIBOR	4.34%	7/30/17	$339,008
Bank of America	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	21,602
Bank of America	PLN	30,671	Pays	6-month PLN WIBOR	4.31	8/10/17	549,894
Bank of America	PLN	59,500	Pays	6-month PLN WIBOR	4.35	8/23/17	1,105,739
Bank of America	PLN	23,960	Pays	6-month PLN WIBOR	4.30	9/18/17	425,028
Bank of America	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	161,963
Bank of America	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(61,652)
Bank of America	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(495,241)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,194,682
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	522,785
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	1,120,790
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	1,942,267
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(569,843)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	623,740
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,164,588
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(154,823)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	179,444
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(14,896)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	850,698
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	24,168
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(9,582)
Citibank NA	CLP	3,006,030	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	53,552
Citibank NA	CLP	3,006,030	Pays	6-month Sinacofi Chile Interbank Rate	2.01	5/20/18	(8,290)
Citibank NA	MXN	559,621	Receives	Mexico Interbank TIIE 28 Day	5.40	7/13/18	520,538
Citibank NA	MXN	284,570	Receives	Mexico Interbank TIIE 28 Day	5.44	7/17/18	231,723
Citibank NA	MXN	285,230	Receives	Mexico Interbank TIIE 28 Day	5.40	7/18/18	278,554
Citibank NA	MXN	321,260	Pays	Mexico Interbank TIIE 28 Day	6.38	7/7/23	(519,956)
Citibank NA	MXN	163,210	Pays	Mexico Interbank TIIE 28 Day	6.40	7/11/23	(245,502)
Citibank NA	MXN	163,610	Pays	Mexico Interbank TIIE 28 Day	6.36	7/12/23	(289,802)
Citibank NA	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	297,190
Citibank NA	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	741,925
Citibank NA	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	162,631
Citibank NA	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	533,225
Citibank NA	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	517,473
Citibank NA	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	561,796
Citibank NA	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(60,963)
Citibank NA	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	331,909
Citibank NA	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	275,531
Citibank NA	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	833,609
Citibank NA	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(329,947)
Credit Suisse International	HUF	589,390	Pays	6-month HUF BUBOR	5.20	12/16/16	118,934
Credit Suisse International	HUF	1,839,440	Pays	6-month HUF BUBOR	6.93	12/16/16	888,289
Credit Suisse International	HUF	1,839,440	Receives	6-month HUF BUBOR	7.32	12/16/16	(1,006,176)
Credit Suisse International	HUF	440,700	Pays	6-month HUF BUBOR	6.98	12/22/16	215,984
Credit Suisse International	HUF	440,700	Receives	6-month HUF BUBOR	7.29	12/22/16	(238,155)
Credit Suisse International	HUF	326,000	Pays	6-month HUF BUBOR	6.99	12/27/16	160,901
Credit Suisse International	HUF	326,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(180,792)
Credit Suisse International	HUF	972,410	Pays	6-month HUF BUBOR	5.11	1/11/17	176,809
Credit Suisse International	HUF	1,527,590	Pays	6-month HUF BUBOR	5.13	1/11/17	284,079
Credit Suisse International	HUF	2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,604,604)
Credit Suisse International	HUF	829,350	Pays	6-month HUF BUBOR	5.12	1/16/17	151,079
Credit Suisse International	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(852,335)
Credit Suisse International	HUF	1,258,000	Pays	6-month HUF BUBOR	7.10	1/17/17	635,684
Credit Suisse International	HUF	1,258,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(787,043)
Credit Suisse International	HUF	680,000	Pays	6-month HUF BUBOR	5.22	1/20/17	134,735
Credit Suisse International	HUF	2,183,000	Pays	6-month HUF BUBOR	5.87	1/20/17	663,665

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF	2,183,000	Receives	6-month HUF BUBOR	7.75%	1/20/17	$(1,335,638)
Credit Suisse International	PLN	33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	651,355
Deutsche Bank	CLP	11,063,890	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	117,251
Deutsche Bank	CLP	11,063,890	Pays	6-month Sinacofi Chile Interbank Rate	2.09	5/10/18	3,592
Deutsche Bank	CLP	31,208,027	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/13/18	516,473
Deutsche Bank	CLP	31,208,027	Pays	6-month Sinacofi Chile Interbank Rate	2.05	5/13/18	(21,732)
Deutsche Bank	CLP	12,138,861	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	171,860
Deutsche Bank	CLP	12,138,861	Pays	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	48,934
Deutsche Bank	CLP	11,671,870	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	207,934
Deutsche Bank	CLP	11,671,870	Pays	6-month Sinacofi Chile Interbank Rate	2.00	5/20/18	(43,232)
Deutsche Bank	CLP	2,538,732	Receives	6-month Sinacofi Chile Interbank Rate	4.64	5/23/18	58,489
Deutsche Bank	CLP	2,538,732	Pays	6-month Sinacofi Chile Interbank Rate	1.93	5/23/18	(22,607)
Deutsche Bank	HUF	2,396,050	Pays	6-month HUF BUBOR	7.01	1/19/17	1,170,020
Deutsche Bank	HUF	2,396,050	Receives	6-month HUF BUBOR	7.98	1/19/17	(1,551,930)
Deutsche Bank	PLN	35,927	Pays	6-month PLN WIBOR	4.34	7/30/17	387,279
Deutsche Bank	PLN	102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	1,905,788
Deutsche Bank	PLN	60,960	Pays	6-month PLN WIBOR	4.28	8/6/17	1,054,754
Deutsche Bank	PLN	43,382	Pays	6-month PLN WIBOR	4.24	8/7/17	728,546
Deutsche Bank	PLN	34,120	Pays	6-month PLN WIBOR	4.33	8/17/17	620,552
Deutsche Bank	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	208,048
Deutsche Bank	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(82,808)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	374,935
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	411,773
JPMorgan Chase Bank	HUF	6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	2,902,526
JPMorgan Chase Bank	HUF	6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(3,228,823)
JPMorgan Chase Bank	HUF	2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	995,456
JPMorgan Chase Bank	HUF	2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(1,137,548)
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(1,333,128)
JPMorgan Chase Bank	HUF	2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	1,130,107
JPMorgan Chase Bank	HUF	2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(1,242,628)
JPMorgan Chase Bank	HUF	1,956,000	Pays	6-month HUF BUBOR	5.10	12/27/16	325,876
JPMorgan Chase Bank	HUF	1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(1,081,582)
JPMorgan Chase Bank	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	353,426
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,634,211)
JPMorgan Chase Bank	MXN	822,445	Receives	Mexico Interbank TIIE 28 Day	5.41	7/13/18	736,297
JPMorgan Chase Bank	MXN	213,470	Receives	Mexico Interbank TIIE 28 Day	5.45	7/17/18	170,095
JPMorgan Chase Bank	MXN	464,160	Pays	Mexico Interbank TIIE 28 Day	6.39	7/7/23	(723,742)
JPMorgan Chase Bank	MXN	120,820	Pays	Mexico Interbank TIIE 28 Day	6.41	7/11/23	(177,449)
JPMorgan Chase Bank	NZD	23,580	Pays	3-month NZD Bank Bill	4.13	2/25/23	(495,010)
JPMorgan Chase Bank	NZD	46,270	Pays	3-month NZD Bank Bill	4.14	2/25/23	(921,374)
JPMorgan Chase Bank	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	(473,891)
JPMorgan Chase Bank	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	(474,471)
JPMorgan Chase Bank	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	483,419
Morgan Stanley & Co. International PLC	HUF	2,507,000	Pays	6-month HUF BUBOR	6.94	12/19/16	1,211,807
Morgan Stanley & Co. International PLC	HUF	2,507,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(1,345,746)
Morgan Stanley & Co. International PLC	HUF	1,035,000	Pays	6-month HUF BUBOR	7.02	12/20/16	514,521

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	HUF	1,035,000	Receives	6-month HUF BUBOR	7.36%	12/20/16	$(572,352)
Nomura International PLC	HUF	1,713,000	Pays	6-month HUF BUBOR	6.99	12/21/16	842,939
Nomura International PLC	HUF	1,713,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(955,535)

							$10,467,469

CLP	-	Chilean Peso

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$6,620	1.00	%(1)	9/20/18	2.01%	$(314,029)	$252,711	$(61,318)
Romania	Goldman Sachs International	6,470	1.00	(1)	9/20/18	2.01	(306,939)	246,609	(60,330)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.44	(46,046)	38,929	(7,117)
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.54	(59,497)	20,816	(38,681)
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.54	(195,900)	65,393	(130,507)
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	2.00	(758,654)	539,901	(218,753)
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	2.00	(613,801)	203,025	(410,776)
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	2.00	(794,130)	294,687	(499,443)
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	2.00	(1,116,281)	311,876	(804,405)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.39	(62,124)	165,934	103,810
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.44	(99,112)	189,673	90,561
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.54	(84,633)	32,878	(51,755)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.54	(138,480)	54,252	(84,228)
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.94	(135,838)	105,055	(30,783)
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	2.00	(346,169)	178,195	(167,974)
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	2.00	(434,618)	239,910	(194,708)
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	2.00	(350,744)	232,172	(118,572)
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	2.00	(724,362)	414,374	(309,988)
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	2.00	(641,633)	310,546	(331,087)
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	1.39	(31,062)	55,230	24,168
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.94	(156,213)	119,175	(37,038)
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	1.39	(62,123)	162,618	100,495
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	1.39	(31,061)	56,074	25,013
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	1.54	(120,492)	105,070	(15,422)
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	1.54	(89,245)	38,112	(51,133)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	1.54	(195,900)	76,855	(119,045)
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	2.00	(381,233)	293,957	(87,276)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	1.44	(103,242)	127,425	24,183
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.44	(45,426)	57,693	12,267
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.44	(11,976)	13,620	1,644
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.44	(46,046)	41,126	(4,920)
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.54	(149,952)	58,746	(91,206)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank	$16,940	1.00	%(1)	9/20/17	2.00%	$(645,809)	$510,489	$(135,320)
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	2.00	(350,744)	193,611	(157,133)
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	2.00	(579,490)	412,387	(167,103)
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	1.54	(92,474)	39,491	(52,983)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	1.54	(199,878)	82,193	(117,685)
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	2.00	(407,539)	306,044	(101,495)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	2.07	(347,443)	166,889	(180,554)
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	2.00	(350,735)	266,895	(83,840)
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	2.00	(348,685)	192,475	(156,210)
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	2.07	(316,172)	157,835	(158,337)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.39	(31,062)	83,795	52,733
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.39	(31,062)	54,385	23,323
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	2.00	(350,744)	225,183	(125,561)
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.94	(149,421)	112,425	(36,996)
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	2.00	(350,744)	221,685	(129,059)
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	2.00	(152,498)	50,558	(101,940)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	2.00	(339,307)	143,840	(195,467)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	2.07	(306,124)	149,931	(156,193)
Turkey	Bank of America	121,590	1.00	(1)	12/20/17	1.98	(4,787,160)	2,533,165	(2,253,995)
Turkey	Deutsche Bank	20,000	1.00	(1)	12/20/17	1.08	(787,426)	416,673	(370,753)

Total		$651,006					$(19,571,478)	$11,422,586	$(8,148,892)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Goldman Sachs International	$2,690	5.00	%(1)	9/20/13	$173,265	$(212,845)	$(39,580)
Austria	Barclays Bank PLC	8,800	0.44		12/20/13	(18,958)	—	(18,958)
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(39,304)	—	(39,304)
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	534,070	(191,933)	342,137
Brazil	Bank of America	5,080	1.00	(1)	12/20/20	364,172	(139,863)	224,309
Brazil	Bank of America	4,575	1.00	(1)	12/20/20	327,970	(123,207)	204,763
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	258,089	(84,776)	173,313
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	120,675	—	120,675
Brazil	Barclays Bank PLC	13,860	1.00	(1)	12/20/20	993,587	(390,497)	603,090
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	30,455	(25,703)	4,752
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	60,622	(64,470)	(3,848)
Bulgaria	Citibank NA	6,470	1.00	(1)	9/20/18	59,255	(56,664)	2,591
China	Bank of America	22,200	1.00	(1)	3/20/17	(126,955)	(481,940)	(608,895)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(213,953)	(739,121)	(953,074)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(78,088)	(256,377)	(334,465)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
China	Deutsche Bank	$15,969	1.00	%(1)	3/20/17	$(91,321)	$(299,823)	$(391,144)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	830,055	(635,885)	194,170
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	79,287	(510,414)	(431,127)
Colombia	Barclays Bank PLC	7,300	1.00	(1)	6/20/22	398,049	(378,275)	19,774
Colombia	Citibank NA	7,100	1.00	(1)	6/20/22	387,137	(499,225)	(112,088)
Colombia	Deutsche Bank	6,250	1.00	(1)	6/20/22	340,796	(386,573)	(45,777)
Colombia	Deutsche Bank	14,900	1.00	(1)	6/20/22	812,458	(880,646)	(68,188)
Colombia	Deutsche Bank	7,920	1.00	(1)	6/20/22	431,857	(561,836)	(129,979)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	28,107	(180,942)	(152,835)
Colombia	Goldman Sachs International	13,390	1.00	(1)	9/20/21	638,761	(480,742)	158,019
Colombia	Goldman Sachs International	6,900	1.00	(1)	6/20/22	376,231	(485,162)	(108,931)
Colombia	Goldman Sachs International	7,700	1.00	(1)	6/20/22	419,853	(597,025)	(177,172)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	58,395	(381,164)	(322,769)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	1,832,323	(1,348,164)	484,159
Colombia	Morgan Stanley & Co. International PLC	19,970	1.00	(1)	9/20/21	952,655	(729,806)	222,849
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	165,525	(118,199)	47,326
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	820,689	(659,110)	161,579
Croatia	Citibank NA	1,611	1.00	(1)	12/20/16	90,494	(77,039)	13,455
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	413,812	(298,722)	115,090
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	124,143	(87,589)	36,554
Croatia	Citibank NA	4,287	1.00	(1)	3/20/18	384,893	(366,618)	18,275
Croatia	Citibank NA	4,050	1.00	(1)	3/20/18	363,614	(249,137)	114,477
Croatia	Citibank NA	3,070	1.00	(1)	3/20/18	275,629	(188,889)	86,740
Croatia	Citibank NA	13,270	1.00	(1)	6/20/18	1,284,301	(1,206,323)	77,978
Croatia	Citibank NA	2,670	1.00	(1)	6/20/18	258,409	(245,822)	12,587
Croatia	Deutsche Bank	410	1.00	(1)	12/20/17	33,933	(24,929)	9,004
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	165,525	(117,096)	48,429
Croatia	HSBC Bank USA	6,508	1.00	(1)	3/20/18	584,297	(556,552)	27,745
Croatia	JPMorgan Chase Bank	2,967	1.00	(1)	6/20/18	287,153	(273,389)	13,764
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	206,906	(148,401)	58,505
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	206,905	(151,273)	55,632
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	114,626	(78,443)	36,183
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	132,006	(96,599)	35,407
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	276,706	(266,104)	10,602
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	610,696	(555,751)	54,945
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	272,539	(270,813)	1,726
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	568,016	(577,820)	(9,804)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	3,654,100	(2,508,747)	1,145,353
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	448,907	(287,643)	161,264
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	860,560	(144,252)	716,308
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	1,098,588	(184,152)	914,436
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	413,611	(97,941)	315,670
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	1,471,112	(347,411)	1,123,701
Egypt	Citibank NA	50	1.00	(1)	6/20/20	16,166	(4,010)	12,156

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Egypt	Credit Suisse International	$11,000	1.00	%(1)	12/20/15	$1,491,714	$(330,921)	$1,160,793
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	1,032,241	(144,974)	887,267
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	76,823	(16,910)	59,913
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	1,000,936	(171,310)	829,626
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	509,623	(109,605)	400,018
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	387,165	(83,399)	303,766
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,648,938	(346,247)	1,302,691
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	1,487,278	(352,900)	1,134,378
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	1,471,112	(349,533)	1,121,579
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	1,184,034	(208,825)	975,209
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,946,351	(1,000,740)	945,611
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	498,844	(1,017,594)	(518,750)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	236,631	(482,664)	(246,033)
Hungary	Barclays Bank PLC	10,900	1.00	(1)	3/20/17	697,102	(1,427,075)	(729,973)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	486,053	(987,060)	(501,007)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	933,733	(1,889,241)	(955,508)
Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	262,213	(534,844)	(272,631)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	58,860	(89,643)	(30,783)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	95,929	(115,041)	(19,112)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	131,168	(154,535)	(23,367)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	95,928	(131,576)	(35,648)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	197,096	(210,641)	(13,545)
Lebanon	Citibank NA	4,600	3.30		9/20/14	(132,951)	—	(132,951)
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	63,065	(94,117)	(31,052)
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	60,261	(91,777)	(31,516)
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	77,078	(119,160)	(42,082)
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	54,817	(57,531)	(2,714)
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	184,358	(255,572)	(71,214)
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	460,895	(593,403)	(132,508)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	90,056	(106,656)	(16,600)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	172,281	(202,857)	(30,576)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	249,385	(246,627)	2,758
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	153,632	(198,157)	(44,525)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	175,416	(180,563)	(5,147)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	327,180	(337,529)	(10,349)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	197,097	(208,147)	(11,050)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	895,213	(968,044)	(72,831)
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	119,421	(130,563)	(11,142)
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	123,433	(122,067)	1,366
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	125,951	(126,193)	(242)
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	205,866	(236,382)	(30,516)
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	121,609	(130,810)	(9,201)
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	197,097	(213,132)	(16,035)
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	271,600	(290,951)	(19,351)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	110,614	(142,673)	(32,059)

Lebanon	Goldman Sachs International	19,400	1.00	%(1)	6/20/18	2,436,666	(2,556,967)	(120,301)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	135,541	(156,249)	(20,708)
Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(561,773)	187,954	(373,819)
Mexico	Bank of America	7,100	1.00	(1)	6/20/22	344,778	(408,498)	(63,720)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	684,701	(921,738)	(237,037)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	189,382	(267,425)	(78,043)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	201,526	(245,180)	(43,654)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	335,066	(401,858)	(66,792)
Mexico	Deutsche Bank	7,300	1.00	(1)	6/20/22	354,491	(472,086)	(117,595)
Mexico	Deutsche Bank	6,680	1.00	(1)	6/20/22	324,376	(466,906)	(142,530)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	694,413	(865,488)	(171,075)
Mexico	Goldman Sachs International	6,500	1.00	(1)	6/20/22	315,642	(378,595)	(62,953)
Mexico	Goldman Sachs International	7,060	1.00	(1)	6/20/22	342,829	(495,922)	(153,093)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Philippines	Bank of America	$9,300	1.00	%(1)	9/20/15	$(104,371)	$(87,798)	$(192,169)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(91,517)	(86,674)	(178,191)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(106,237)	(109,496)	(215,733)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(106,236)	(118,819)	(225,055)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(97,721)	(100,537)	(198,258)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(106,237)	(106,281)	(212,518)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(106,615)	(112,358)	(218,973)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(112,227)	(115,871)	(228,098)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(100,226)	(110,175)	(210,401)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(106,237)	(107,589)	(213,826)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(80,803)	(65,259)	(146,062)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(106,237)	(106,281)	(212,518)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(49,380)	(48,694)	(98,074)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(112,227)	(127,794)	(240,021)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(112,226)	(135,312)	(247,538)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(106,236)	(115,518)	(221,754)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(112,227)	(125,816)	(238,043)
Qatar	Nomura International PLC	13,218	1.00	(1)	9/20/18	(200,513)	136,510	(64,003)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	788,641	(1,416,732)	(628,091)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	423,579	(811,138)	(387,559)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	336,904	(396,075)	(59,171)
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	709,801	(1,285,616)	(575,815)
Russia	Deutsche Bank	4,750	1.00	(1)	9/20/17	116,300	(131,272)	(14,972)
Russia	Deutsche Bank	9,800	1.00	(1)	9/20/17	239,947	(459,489)	(219,542)
Russia	Deutsche Bank	41,153	1.00	(1)	6/20/18	1,533,621	(721,385)	812,236
Russia	Deutsche Bank	35,840	1.00	(1)	6/20/18	1,335,625	(620,598)	715,027
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	193,427	(230,394)	(36,967)
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	433,372	(509,651)	(76,279)
Russia	JPMorgan Chase Bank	16,587	1.00	(1)	6/20/18	618,136	(283,895)	334,241
Russia	JPMorgan Chase Bank	16,870	1.00	(1)	6/20/18	628,683	(296,378)	332,305
Russia	JPMorgan Chase Bank	8,550	1.00	(1)	6/20/18	318,627	(135,537)	183,090
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	224,766	(271,201)	(46,435)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	518,631	(186,647)	331,984
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	532,816	(174,218)	358,598
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,695,506	(483,526)	1,211,980
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	514,964	(161,077)	353,887
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	3,716,550	(1,895,587)	1,820,963
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	2,643,979	(1,493,476)	1,150,503
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	2,043,595	(1,102,147)	941,448
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	2,525,934	(1,795,178)	730,756
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	518,631	(215,756)	302,875
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	434,027	(132,569)	301,458
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	434,027	(150,986)	283,041
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	434,027	(215,990)	218,037
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	912,383	(625,639)	286,744
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	1,146,844	(669,666)	477,178
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	1,198,530	(340,530)	858,000
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	732,527	(220,586)	511,941
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,377,205	(840,386)	536,819
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	1,152,537	(754,319)	398,218
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	2,136,254	(1,318,355)	817,899
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,377,205	(863,455)	513,750

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Citibank NA	$3,910	1.00	%(1)	12/20/19	$321,880	$(152,242)	$169,638
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	460,069	(219,316)	240,753
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	399,304	(196,463)	202,841
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	456,191	(227,541)	228,650
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	442,708	(148,291)	294,417
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	399,304	(162,719)	236,585
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	912,383	(610,703)	301,680
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	456,192	(230,110)	226,082
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,695,506	(514,090)	1,181,416
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	1,042,924	(408,394)	634,530
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	772,447	(246,112)	526,335
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	1,269,233	(936,712)	332,521
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	1,194,654	(507,383)	687,271
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	532,816	(172,644)	360,172
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	525,637	(206,862)	318,775
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	138,580	(54,588)	83,992
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	1,297,826	(384,292)	913,534
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	2,150,082	(1,525,277)	624,805
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,929,357	(1,362,742)	566,615
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,729,935	(522,586)	1,207,349
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	800,390	(245,692)	554,698
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,356,810	(932,806)	424,004
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	1,046,472	(731,366)	315,106
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	952,287	(639,127)	313,160
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	428,076	(211,130)	216,946
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	377,859	(223,660)	154,199
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	442,707	(145,683)	297,024
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	434,027	(147,937)	286,090
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	451,388	(212,616)	238,772
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	456,192	(222,394)	233,798
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	456,192	(315,303)	140,889
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	1,129,689	(683,932)	445,757
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	507,726	(283,316)	224,410
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	922,023	(634,180)	287,843
Spain	Bank of America	15,000	1.00	(1)	6/20/20	1,479,455	(248,023)	1,231,432
Spain	Bank of America	7,500	1.00	(1)	9/20/20	770,057	(412,269)	357,788
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	1,077,064	(90,815)	986,249
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	986,303	(586,032)	400,271
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	761,037	(516,291)	244,746
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	4,688,666	(3,396,362)	1,292,304
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	497,144	(354,731)	142,413

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Citibank NA	$11,400	1.00	%(1)	3/20/20	$1,077,064	$(207,369)	$869,695
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	236,199	(93,650)	142,549
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	513,382	(201,962)	311,420
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	869,210	(158,028)	711,182
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	1,375,893	(680,533)	695,360
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	986,303	(367,686)	618,617
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	2,530,167	(1,832,795)	697,372
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	1,356,466	(842,673)	513,793
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	493,152	(295,390)	197,762
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	877,164	(607,756)	269,408
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	1,540,115	(1,168,759)	371,356
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	513,382	(196,653)	316,729
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(42,614)	(11,990)	(54,604)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	154,945	—	154,945
Thailand	Citibank NA	7,700	0.86		12/20/14	(50,014)	—	(50,014)
Thailand	Citibank NA	3,700	0.95		9/20/19	80,736	—	80,736
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(53,268)	(20,955)	(74,223)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(92,856)	(27,062)	(119,918)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(50,072)	(13,127)	(63,199)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(95,883)	(25,160)	(121,043)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(106,537)	(27,955)	(134,492)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(25,919)	—	(25,919)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(53,268)	(13,965)	(67,233)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(53,268)	(19,966)	(73,234)
Tunisia	Barclays Bank PLC	3,700	1.00	(1)	9/20/17	340,442	(268,010)	72,432
Tunisia	Barclays Bank PLC	3,330	1.00	(1)	9/20/17	306,397	(253,249)	53,148
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	367,126	(317,995)	49,131
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	1,172,177	(843,084)	329,093
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	632,291	(480,033)	152,258
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	616,475	(449,775)	166,700
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	683,644	(524,990)	158,654
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	616,476	(498,008)	118,468
Tunisia	JPMorgan Chase Bank	8,770	1.00	(1)	9/20/17	806,939	(683,859)	123,080
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	171,121	(129,823)	41,298
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	564,336	(511,827)	52,509
Uruguay	Citibank NA	4,600	1.00	(1)	6/20/20	305,782	(241,773)	64,009
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	611,564	(472,216)	139,348
Venezuela	Barclays Bank PLC	12,700	5.00	(1)	6/20/18	1,763,365	(1,471,558)	291,807
Venezuela	Barclays Bank PLC	6,640	5.00	(1)	6/20/18	921,949	(747,157)	174,792
Venezuela	Barclays Bank PLC	5,380	5.00	(1)	6/20/18	746,181	(597,473)	148,708
Venezuela	Citibank NA	6,163	5.00	(1)	6/20/18	855,718	(708,011)	147,707
Venezuela	Deutsche Bank	3,854	5.00	(1)	6/20/18	535,119	(440,210)	94,909

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Venezuela	Deutsche Bank		$3,187	5.00	%(1)	6/20/18	$442,508	$(367,125)	$75,383
Venezuela	Deutsche Bank		5,613	5.00	(1)	6/20/20	964,496	(1,183,456)	(218,960)
Venezuela	Deutsche Bank		8,865	5.00	(1)	6/20/23	1,707,874	(2,343,473)	(635,599)
Venezuela	Goldman Sachs International		4,300	5.00	(1)	6/20/23	828,410	(967,280)	(138,870)
iTraxx Asia ex- Japan Investment Grade Index	Bank of America		4,720	1.00	(1)	6/20/18	97,083	(88,333)	8,750
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		35,856	1.00	(1)	6/20/18	737,498	(609,805)	127,693
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		19,124	1.00	(1)	6/20/18	393,349	(324,338)	69,011
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		9,562	1.00	(1)	6/20/18	196,674	(153,541)	43,133
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		7,171	1.00	(1)	6/20/18	147,496	(153,464)	(5,968)
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		2,928	1.00	(1)	6/20/18	60,224	(92,272)	(32,048)
iTraxx Asia ex- Japan Investment Grade Index	Citibank NA		12,295	1.00	(1)	6/20/18	252,888	(235,612)	17,276
iTraxx Asia ex- Japan Investment Grade Index	Credit Suisse International		10,496	1.00	(1)	6/20/18	215,885	(176,114)	39,771
iTraxx Asia ex- Japan Investment Grade Index	Deutsche Bank		6,347	1.00	(1)	6/20/18	130,547	(116,141)	14,406
iTraxx Asia ex- Japan Investment Grade Index	Goldman Sachs International		15,662	1.00	(1)	6/20/18	322,142	(296,623)	25,519
iTraxx Asia ex- Japan Investment Grade Index	Goldman Sachs International		7,636	1.00	(1)	6/20/18	157,060	(146,594)	10,466
iTraxx Asia ex- Japan Investment Grade Index	JPMorgan Chase Bank		7,117	1.00	(1)	6/20/18	146,384	(117,488)	28,896
iTraxx Asia ex- Japan Investment Grade Index	JPMorgan Chase Bank		5,240	1.00	(1)	6/20/18	107,778	(91,234)	16,544
iTraxx Asia ex- Japan Investment Grade Index	JPMorgan Chase Bank		4,719	1.00	(1)	6/20/18	97,062	(90,431)	6,631
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	4,125	1.00	(1)	6/20/18	96,632	(157,275)	(60,643)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	4,125	1.00	%(1)	6/20/18	$96,632	$(157,882)	$(61,250)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	5,864	1.00	(1)	6/20/18	137,370	(235,972)	(98,602)
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR	42,420	1.00	(1)	6/20/18	993,732	(2,277,373)	(1,283,641)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	30,816	5.00	(1)	6/20/18	(5,561,540)	3,252,396	(2,309,144)
iTraxx Europe Subordinated Financials 5-Year Index	Deutsche Bank	EUR	12,410	5.00	(1)	6/20/18	(2,239,704)	1,931,429	(308,275)
iTraxx Europe Subordinated Financials 5-Year Index	Deutsche Bank	EUR	14,500	5.00	(1)	6/20/18	(2,616,899)	2,184,201	(432,698)
iTraxx Europe Subordinated Financials 5-Year Index	Morgan Stanley & Co. International PLC	EUR	27,075	5.00	(1)	6/20/18	(4,886,381)	4,041,693	(844,688)

							$138,775,691	$(102,269,539)	$36,506,152

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $651,006,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 20,438,000 Banco de Guatemala, 0%, due 9/3/13	3-month USD LIBOR-BBA + 50 bp on $2,548,027 (Notional Amount) plus Notional Amount at termination date	9/5/13	$45,941

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 37,022,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $4,568,991 (Notional Amount) plus Notional Amount at termination date	12/5/13	$85,361

				$131,302

GTQ	-	Guatemalan Quetzal

Cross-Currency Swaps

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	TRY	17,118	$11,435	3-month USD-LIBOR-BBA	8.28%	8/11/20	$1,709,003
Bank of America	TRY	26,000	14,619	3-month USD-LIBOR-BBA	6.97	8/18/21	1,088,238
Barclays Bank PLC	TRY	60,000	40,080	3-month USD-LIBOR-BBA	8.25	8/11/20	6,048,948
Barclays Bank PLC	TRY	25,350	16,650	3-month USD-LIBOR-BBA	8.32	8/16/20	2,232,142
Citibank NA	TRY	25,000	16,700	3-month USD-LIBOR-BBA	8.20	8/11/20	2,561,287
Citibank NA	TRY	3,909	2,449	3-month USD-LIBOR-BBA	8.23	2/25/21	335,022
Credit Suisse International	TRY	4,446	2,498	3-month USD-LIBOR-BBA	6.90	8/18/21	195,010
Deutsche Bank	TRY	22,254	14,861	3-month USD-LIBOR-BBA	8.26	8/11/20	2,231,298
Deutsche Bank	TRY	14,321	8,996	3-month USD-LIBOR-BBA	8.20	2/24/21	1,263,625
Deutsche Bank	TRY	5,112	2,871	3-month USD-LIBOR-BBA	7.00	8/18/21	204,520
JPMorgan Chase Bank	TRY	27,000	18,012	3-month USD-LIBOR-BBA	8.29	8/11/20	2,662,617
JPMorgan Chase Bank	TRY	20,000	13,333	3-month USD-LIBOR-BBA	8.36	8/11/20	1,917,611
JPMorgan Chase Bank	TRY	10,000	5,610	3-month USD-LIBOR-BBA	6.96	8/18/21	409,472

							$22,858,793

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	33,752,150	KRW	—	$21,570,884
Options written		45,733,792		336,789,600	13,096,463
Options expired		(31,963,023)		(336,789,600)	(10,786,394)

Outstanding, end of period	INR	47,522,919	KRW	—	$23,880,953

INR	-	Indian Rupee

KRW	-	South Korean Won

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps, swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$1,532,634	$—
Commodity	Put Options Purchased	54,400	$—

		$1,587,034	$—

Credit	Credit Default Swaps	$157,884,690	$(38,680,477)

		$157,884,690	$(38,680,477)

Equity Price	Futures Contracts*	$2,405,199	$(874,838)

		$2,405,199	$(874,838)

Foreign Exchange	Currency Options Purchased	$6,472,163	$—
Foreign Exchange	Currency Options Written	—	(11,641,263)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	38,713,634	(44,364,392)
Foreign Exchange	Total Return Swaps	131,302	—

		$45,317,099	$(56,005,655)

Interest Rate	Cross-Currency Swaps	$22,858,793	$—
Interest Rate	Futures Contracts*	28,541,224	(1,490,655)
Interest Rate	Interest Rate Swaps	41,554,113	(31,086,644)
Interest Rate	Interest Rate Swaps (Centrally Cleared)*	617,584	(2,622,615)
Interest Rate	Interest Rate Swaptions	2,242,096	—

		$95,813,810	$(35,199,914)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts or centrally cleared swap contracts, as applicable, in the Futures Contracts and Swap Contracts tables above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,041,661,895

Gross unrealized appreciation	$120,150,763
Gross unrealized depreciation	(195,694,764)

Net unrealized depreciation	$(75,544,001)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$2,211,375,795	$—	$2,211,375,795
Foreign Corporate Bonds & Notes	—	3,514,079	—	3,514,079
Corporate Bonds & Notes	—	631,372	—	631,372
Collateralized Mortgage Obligations	—	83,048,609	—	83,048,609
Mortgage Pass-Throughs	—	1,160,084,435	—	1,160,084,435
U.S. Government Agency Obligations	—	314,501,142	—	314,501,142
U.S. Treasury Obligations	—	816,682,881	—	816,682,881
Common Stocks	—	61,115,809 *	—	61,115,809
Precious Metals	149,821,390	—	—	149,821,390
Currency Call Options Purchased	—	4,045,126	—	4,045,126
Currency Put Options Purchased	—	2,427,037	—	2,427,037
Interest Rate Swaptions	—	2,242,096	—	2,242,096
Put Options Purchased	54,400	—	—	54,400
Short-Term Investments -
Foreign Government Securities	—	1,162,809,657	—	1,162,809,657
U.S. Treasury Obligations	—	389,008,112	—	389,008,112
Repurchase Agreements	—	858,686,662	—	858,686,662
Other	—	746,069,292	—	746,069,292
Total Investments	$149,875,790	$7,816,242,104	$—	$7,966,117,894
Forward Foreign Currency Exchange Contracts	$—	$38,713,634	$—	$38,713,634
Swap Contracts	—	223,046,482	—	223,046,482
Futures Contracts	32,479,057	—	—	32,479,057
Total	$182,354,847	$8,078,002,220	$—	$8,260,357,067

Liability Description
Currency Call Options Written	$—	$(18,900)	$—	$(18,900)
Currency Put Options Written	—	(11,622,363)	—	(11,622,363)
Securities Sold Short	—	(770,259,037)	—	(770,259,037)
Forward Foreign Currency Exchange Contracts	—	(44,364,392)	—	(44,364,392)
Swap Contracts	—	(72,389,736)	—	(72,389,736)
Futures Contracts	(2,365,493)	—	—	(2,365,493)
Total	$(2,365,493)	$(898,654,428)	$—	$(901,019,921)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013